Note 9 - Leases (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2023
Lessee, Operating Lease, Lease Not yet Commenced		$ 40,749
Minimum [Member]
Lessee, Operating Lease, Lease Not yet Commenced, Term of Contract (Year)		3 years
Minimum [Member] | Premise Leases [Member]
Lessee, Operating Lease, Term of Contract (Year)	1 year
Minimum [Member] | Equipment Leases [Member]
Lessee, Lease, Term of Contract (Year)	1 year
Maximum [Member]
Lessee, Operating Lease, Lease Not yet Commenced, Term of Contract (Year)		11 years
Maximum [Member] | Premise Leases [Member]
Lessee, Operating Lease, Term of Contract (Year)	15 years
Maximum [Member] | Equipment Leases [Member]
Lessee, Lease, Term of Contract (Year)	5 years